Borrowings - Senior Secured Second Lien Notes (Details) - Senior Secured Second Lien Notes	12 Months Ended
Dec. 31, 2014
8.25% Senior secured second lien notes due 2021
Debt Instrument [Line Items]
Interest rate	8.25%
8.75% or 10.00% PIK toggle Senior secured second lien notes due 2022
Debt Instrument [Line Items]
Interest rate	8.75%
Redemption price, percentage	100.00%